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1933 Act Rule 497(e)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

June 9, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:          The UBS Fund (the “Registrant”)

SEC File Nos. 033-47287 and 811-06637

Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Prospectuses dated October 28, 2013, as supplemented, relating to the UBS Asset Growth Fund (formerly, UBS Global Frontier Fund), UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Multi-Asset Income Fund, UBS Equity Long-Short Multi-Strategy Fund, UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund), UBS Defensive Equity Fund, UBS U.S. Equity Fund Opportunity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Core Plus Bond Fund, UBS Emerging Markets Debt Fund and UBS Fixed Income Opportunities Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on May 22, 2014 (Accession Number: 0001137439-14-000217).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ John Y. Kim

John Y. Kim